File Nos. 333-128411
                                                                        811-3006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / /

                         Pre-Effective Amendment No. ___                / /

                         Post-Effective Amendment No. 1                 /X/


                        (Check appropriate box or boxes)



                             JOHN HANCOCK BOND TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

              601 Congress Street, Boston, Massachusetts 02210-2805
              -----------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)


                            Alfred P. Ouellette, Esq.
                           John Hancock Advisers, LLC
                               601 Congress Street
                                Boston, MA 02210
                                ----------------
                     (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                             JOHN HANCOCK BOND TRUST

                    STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-128411 and 811-3006, dated September 19, 2005, are incorporated by reference in their entirety herein.

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                                                             +1 617 526 6000 (t)
                                                             +1 617 526 5000 (f)
                                                                  wilmerhale.com

December 16, 2005

John Hancock Bond Trust
601 Congress Street
Boston, Massachusetts 02210

John Hancock Strategic Series
601 Congress Street
Boston, Massachusetts 02210


Ladies and Gentlemen:

This opinion is being delivered to you in connection with the Agreement and Plan of Reorganization (the "Agreement") made as of November 20, 2005 by and between John Hancock Bond Trust, a Massachusetts business trust, on behalf of its series, John Hancock High Yield Fund ("Acquiring Fund"), and John Hancock Strategic Series, a Massachusetts business trust, on behalf of its series, John Hancock High Income Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, as defined in the Agreement (the "Acquired Fund Liabilities"), and (ii) the issuance of Class A shares, Class B shares, and Class C shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "Transaction"). All section references, unless otherwise indicated, are to the United States Internal Revenue Code of 1986, as amended (the "Code").

In rendering this opinion, we have examined and relied upon (i) the prospectus for Acquiring Fund dated September 15, 2005; (ii) the statement of additional information for Acquiring Fund dated September 15, 2005; (iii) the prospectus for Acquired Fund dated September 15, 2005; (iv) the statement of additional information for Acquired Fund dated September 15, 2005; (v) the Notice of Special Meeting of Shareholders Scheduled for December 14, 2005 and the accompanying proxy statement and prospectus on Form N-14; (vi) the Agreement;
(vii) the tax representation certificates delivered pursuant to the Agreement and relevant to this opinion (the "Representation Certificates"); and (viii) such other documents as we deemed necessary or relevant to our analysis.

In our examination of documents, we have assumed, with your permission, the authenticity of original documents, the accuracy of copies, the genuineness of signatures, the legal capacity of signatories, and the proper execution of documents. We have further assumed, with your permission, that (i) all parties to the Agreement and to any other documents examined by us have acted, and will

Wilmer  Cutler   Pickering   Hale  and  Dorr  LLP,  60  State  Street,   Boston,
Massachusetts 02109

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                                                             WilmerHale logo

John Hancock Bond Trust
John Hancock Strategic Series
December 16, 2005
Page 2

act, in accordance with the terms of such Agreement and documents and that the Transaction will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions; (ii) all representations contained in the Agreement, as well as those representations contained in the Representation Certificates are, on the date hereof, and will be, at the consummation of the Transaction and thereafter as relevant, true and complete; (iii) any representation made in any of the documents referred to herein "to the knowledge and belief" (or similar qualification) of any person or party is, and at the consummation of the Transaction will be, correct without such qualification; and (iv) as to all matters for which a person or entity has represented that such person is not a party to, does not have, or is not aware of any plan, intention, understanding, or agreement, there is no such plan, intention, understanding, or agreement. We have not attempted to verify independently any of the above assumptions or representations, but in the course of our representation, nothing has come to our attention that would cause us to question the accuracy thereof.

The conclusions expressed herein represent our judgment as to the proper treatment of the Transaction for United States federal income tax purposes based upon the relevant provisions of the Code, the Treasury Regulations promulgated thereunder, and interpretations of the foregoing as expressed in court decisions and administrative determinations, all as in effect on the date of this opinion. We cannot give any assurance that such laws will not be amended or otherwise changed after the consummation of the Transaction or that any such changes will not affect the conclusions expressed herein. We undertake no obligation to update or supplement this opinion to reflect any changes in law that may occur.

Our opinion represents our best judgment of how a court would decide if presented with the issues addressed herein and is not binding upon the Internal Revenue Service (the "IRS") or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or rejected by a court.

This opinion is limited to the specific United States federal income tax consequences of the Transaction set forth below. It does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, use, or other tax consequences that may result from the Transaction or any other transaction, including any transaction undertaken in connection with the Transaction.

On the basis of and subject to the foregoing and in reliance upon the representations, facts and assumptions described above, we are of the opinion that the acquisition by Acquiring Fund of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

As indicated above, our opinion is based solely on the documents that we have examined, including without limitation the Representation Certificates and the assumptions described herein. If any of the facts or representations contained in such documents is, or later becomes, inaccurate in any material respect, or

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                                                             WilmerHale logo

John Hancock Bond Trust
John Hancock Strategic Series
December 16, 2005
Page 3

if any of the assumptions we have made is, or later becomes, unfounded in any material respect, our opinion may be adversely affected and may not be relied upon.

This opinion is being delivered to you solely in connection with the closing condition set forth in Section 8.6 of the Agreement. This opinion is intended solely for the benefit of you and the shareholders of the Acquired Fund and it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity, without our prior written consent.



                                            Very truly yours,

                                            WILMER CUTLER PICKERING
                                            HALE AND DORR LLP


                                            By:  /s/ Roger M. Ritt
                                                 -----------------
                                                 Roger M. Ritt, Partner

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No.1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereonto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 11th day of April, 2006.

                               JOHN HANCOCK BOND TRUST



                               By:                   *
                               --------------------------------------------

                               Keith F. Hartstein
                               President and Chief Executive Officer


     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                                Title                       Date
      ---------                                -----                       ----
         *                                 President and                April 11, 2006
---------------------------           Chief Executive Officer
Keith F. Hartstein

         *                             Executive Vice President
---------------------------          and Chief Financial Officer
John G. Vrysen


/s/William H. King                   Vice President and Treasurer
---------------------------           (Chief Accounting Officer)
William H. King

         *                                    Trustee
---------------------------
James R. Boyle

         *                                    Trustee
---------------------------
James F. Carlin

         *                                    Trustee
---------------------------
Richard P. Chapman, Jr.

         *                                    Trustee
---------------------------
William H. Cunningham

         *                              Chairman and Trustee
---------------------------
Ronald R. Dion

         *                                    Trustee
---------------------------
Charles L. Ladner

         *                                    Trustee
---------------------------
John A. Moore

         *                                    Trustee
---------------------------
Patti McGill Peterson

         *                                    Trustee
---------------------------
Steven R. Pruchansky



*  By:   /s/Alfred P. Ouellette                                         April 11, 2006
         ---------------------------
         Alfred P. Ouellette,
         Attorney-in-Fact, under
         Powers of Attorney dated January 1, 2005,
         July 25, 2005 and September 13, 2005.